Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (“CAP”) (as computed in accordance with Item 402(v) of Regulation S-K) to our Principal Executive Officer (“PEO”) and to our other NEOs and certain financial performance of the company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” for a particular year. In addition, as discussed below, the adoption of accounting guidance related to the recognition and measurement of long-duration insurance contracts, commonly known as long-duration targeted improvements ("LDTI"), significantly changed the recognition and measurement of insurance assets and liabilities and created increased volatility in the company’s U.S. GAAP earnings as compared to the previous accounting standard. Therefore, the company will continue to review and evaluate performance measures for its executive compensation programs. For information concerning the company’s pay-for-performance philosophy and how the company aligns executive compensation with the company’s performance, refer to the Compensation Discussion and Analysis section.

Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non- PEO named executive officers(3)	Average compensation actually paid to non-PEO named executive officers(2)(4)	Value of initial fixed $100 investment based on:		Net income ($millions)(6)	Adjusted Operating Income (excluding LTC and Life & Annuities segments) ($millions)(6)(7)
					Total shareholder return	Peer group total shareholder return(5)
2024	$9,639,093	$10,198,873	$3,407,214	$3,654,900	$158.86	$125.76	$299	$487
2023	$9,868,918	$14,403,247	$2,991,489	$2,688,076	$151.82	$97.63	$76	$471
2022	$9,448,366	$13,381,239	$3,165,862	$3,780,344	$120.23	$89.91	$916	$526
2021	$8,499,379	$20,058,727	$4,843,984	$6,375,531	$92.05	$107.76	$850	$444
2020	$7,357,588	$14,175,425	$5,632,375	$4,454,266	$85.91	$102.61	$178	$310

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote	Our PEO in 2020, 2021, 2022, 2023 and 2024 was Mr. Thomas McInerney.
Peer Group Issuers, Footnote	Peer Group is the S&P 600 SmallCap 600 Insurance Index, the published industry or line-of-business index used for the stock performance graph reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.
PEO Total Compensation Amount	$ 9,639,093	$ 9,868,918	$ 9,448,366	$ 8,499,379	$ 7,357,588
PEO Actually Paid Compensation Amount	$ 10,198,873	14,403,247	13,381,239	20,058,727	14,175,425
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s total compensation as reported in the Summary Compensation Table for each applicable fiscal year and the average of the total compensation for the other non-PEOs as reported in the Summary Compensation Table for each applicable fiscal year to determine compensation actually paid to the PEO and the other non-PEOs, an average, respectively:

	PEO	Non-PEO Averages
Adjustments	2024	2024
Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,975,108)	$(1,443,045)
Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(a)	$5,853,874	$1,693,341
Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$575,274	$48,503
Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(894,260)	$(51,113)
Total Adjustments	$559,780	$247,686
(a)    For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Insurance Companies Net Present Value Rate Actions metric, which were granted February 26, 2024, assumed a payout at 109% as of December 31, 2024; (ii) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Insurance Companies Core Pre-tax Statutory Income metric, which were granted February 16, 2023, assumed a payout at 57% as of December 31, 2024; (iii) the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Statutory Net Income metric which were granted February 17, 2022, assumed a payout at 18% as of December 31, 2024; and (iv) for awards subject to the TSR metric, the assumptions used in the Monte Carlo calculation to determine the fair value as of December 31, 2024, 2023 and 2022 did not materially differ, from the assumptions used in the Monte Carlo calculation used to determine the grant date fair values.

Non-PEO NEO Average Total Compensation Amount	$ 3,407,214	2,991,489	3,165,862	4,843,984	5,632,375
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,654,900	2,688,076	3,780,344	6,375,531	4,454,266
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s total compensation as reported in the Summary Compensation Table for each applicable fiscal year and the average of the total compensation for the other non-PEOs as reported in the Summary Compensation Table for each applicable fiscal year to determine compensation actually paid to the PEO and the other non-PEOs, an average, respectively:

	PEO	Non-PEO Averages
Adjustments	2024	2024
Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,975,108)	$(1,443,045)
Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(a)	$5,853,874	$1,693,341
Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$575,274	$48,503
Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(894,260)	$(51,113)
Total Adjustments	$559,780	$247,686
(a)    For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Insurance Companies Net Present Value Rate Actions metric, which were granted February 26, 2024, assumed a payout at 109% as of December 31, 2024; (ii) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Insurance Companies Core Pre-tax Statutory Income metric, which were granted February 16, 2023, assumed a payout at 57% as of December 31, 2024; (iii) the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Statutory Net Income metric which were granted February 17, 2022, assumed a payout at 18% as of December 31, 2024; and (iv) for awards subject to the TSR metric, the assumptions used in the Monte Carlo calculation to determine the fair value as of December 31, 2024, 2023 and 2022 did not materially differ, from the assumptions used in the Monte Carlo calculation used to determine the grant date fair values.

Compensation Actually Paid vs. Total Shareholder Return	Pay versus TSR 2020 - 2024

■	PEO CAP	■	Average Non-PEO CAP	Genworth TSR	Peer TSR

Compensation Actually Paid vs. Net Income	Pay versus Net Income 2020 - 2024

■	PEO CAP	■	Average Non-PEO CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	Pay versus Adjusted Operating Income (excluding LTC and Life & Annuities segments) 2020 - 2024

■	PEO CAP	■	Average Non-PEO CAP	Adjusted Operating Income (Excluding LTC and Life & Annuities Segments)

Tabular List, Table
Company Selected Financial Performance Measures
For 2024, the company selected the following financial performance measures that link compensation actually paid to our NEOs to the company’s performance for the most recently completed fiscal year. The company will continue to review and evaluate performance measures for its executive compensation programs, as the company measures performance of its U.S. life insurance subsidiaries using multiple key performance indicators, including in-force rate action approvals as well as on statutory accounting results. For further information concerning the company’s pay-for-performance philosophy and how the company aligns executive compensation with the company’s performance, refer to the Compensation Discussion and Analysis section.
•Adjusted Operating Income (excluding LTC and Life & Annuities segments)
•U.S. Life Insurance Companies Net Income (Loss) under Statutory Accounting Principles
•Relative Total Shareholder Return

Total Shareholder Return Amount	$ 158.86	151.82	120.23	92.05	85.91
Peer Group Total Shareholder Return Amount	125.76	97.63	89.91	107.76	102.61
Net Income (Loss)	$ 299,000,000	$ 76,000,000	$ 916,000,000	$ 850,000,000	$ 178,000,000
Company Selected Measure Amount	487,000,000	471,000,000	526,000,000	444,000,000	310,000,000
PEO Name	Mr. Thomas McInerney	Mr. Thomas McInerney	Mr. Thomas McInerney	Mr. Thomas McInerney	Mr. Thomas McInerney
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income (excluding LTC and Life & Annuities segments)
Non-GAAP Measure Description	In accordance with SEC rules, the company is required to include in the Pay versus Performance Table the “most important” financial performance measure (as determined by the company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The company determined Adjusted Operating Income (excluding LTC and Life & Annuities segments), which is a metric included in our 2025 incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance Table. The following table presents a reconciliation of net income to adjusted operating income (excluding LTC and Life & Annuities segments) for the reportable years ending December 31:

(Amounts in millions)	2024	2023	2022	2021
Net income available to Genworth Financial, Inc.’s common stockholders	$299	$76	$916	$850
Add: net income attributable to noncontrolling interests	128	123	130	33
Add: net income from discontinued operations attributable to noncontrolling interests	—	—	—	8
Net income	427	199	1,046	891
Less: income (loss) from discontinued operations, net of taxes	(10)	—	—	27
Income from continuing operations	437	199	1,046	864
Less: net income from continuing operations attributable to noncontrolling interests	128	123	130	33
Income from continuing operations available to Genworth Financial, Inc.’s common stockholders	309	76	916	831
Adjustments to income from continuing operations available to Genworth Financial, Inc.’s common stockholders:
Net investment (gains) losses, net(i)	(17)	(25)	2	(322)
Changes in fair value of market risk benefits attributable to interest rates, equity markets and associated hedges(ii)	(43)	(22)	(142)	(210)
(Gains) losses on early extinguishment of debt(iii)	2	(2)	6	45
Expenses related to restructuring	12	4	2	34
Pension plan termination costs	—	—	8	—
Taxes on adjustments	10	10	26	96
Adjusted operating income available to Genworth Financial, Inc’s common stockholders	273	41	818	474
Less: Long-Term Care Insurance segment	(176)	(242)	320	126
Less: Life & Annuities segment	(38)	(188)	(28)	(96)
Adjusted operating income (excluding LTC and Life & Annuities segments)	$487	$471	$526	$444
(i)For the years ended December 31, 2024 and 2023, net investment (gains) losses were adjusted for the portion attributable to noncontrolling interests of $4 million and $2 million, respectively.
(ii)Changes in fair value of market risk benefits and associated hedges were adjusted to exclude changes in reserves, attributed fees and benefit payments of $(30) million, $(10) million, $(38) million, and $(50) million for the years ended December 31, 2024, 2023, 2022 and 2021, respectively.
	(iii)(Gains) losses on early extinguishment of debt were net of the portion attributable to noncontrolling interests of $2 million for the year ended December 31, 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	U.S. Life Insurance Companies Net Income (Loss) under Statutory Accounting Principles
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,975,108)
PEO | Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,853,874
PEO | Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,274
PEO | Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(894,260)
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	559,780
Non-PEO NEO | Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,443,045)
Non-PEO NEO | Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,693,341
Non-PEO NEO | Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,503
Non-PEO NEO | Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,113)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 247,686